PUTTABLE COMMON STOCK, NET OF CURRENT PORTION	9 Months Ended
Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
PUTTABLE COMMON STOCK, NET OF CURRENT PORTION	PUTTABLE COMMON STOCK, NET OF CURRENT PORTION
Puttable common stock from exercise of warrants represents the fair value of outstanding puttable common stock acquired from the exercise of vested warrants by eligible equity rights program participants. The Company remeasures the puttable common stock at each reporting date until the liability is settled and the change in fair value is recognized within non-operating expense (income) in the Company's consolidated statements of operations.
As of December 31, 2024 and 2023, the fair value of puttable common stock, net of current portion, was $78.4 million and $79.2 million, respectively. The current portion amounting to $22.7 million and $11.4 million as of December 31, 2024 and 2023, respectively, was included in accounts payable and other liabilities in the consolidated balance sheets (see Note 9 - Accounts Payable and Other Liabilities). See Note 17 - Equity for additional details.
PUTTABLE COMMON STOCK, NET OF CURRENT PORTION
Puttable common stock from exercise of warrants represents the fair value of outstanding puttable common stock acquired from the exercise of vested warrants by eligible equity rights program participants. The Company remeasured the puttable common stock at each reporting date until the liability was settled and the change in fair value was recognized within non-operating (expense) income in the Company’s condensed consolidated statements of operations. The rights to put shares terminated upon completion of the Company’s IPO in August 2025, and the outstanding puttable common stock was remeasured at fair value and reclassified into common stock at par value and additional paid-in capital in the condensed consolidated balance sheet as of September 30, 2025. See Note 17 - Equity.
As of December 31, 2024, the fair value of puttable common stock, net of current portion, was $78.4 million. The current portion amounting $22.7 million as of December 31, 2024, was included in accounts payable and other liabilities in the condensed consolidated balance sheets. See Note 9 - Accounts Payable and Other Liabilities.